SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
SUBSIDIARIES
SUBSIDIARIES

NOTE 36 — SUBSIDIARIES

The Company’s significant subsidiaries as at 31 December 2017 are as follows:

Name of Entity	Place of Incorporation	Percentage Owned
Sundance Energy Inc.	Colorado	100
Sundance Energy Oklahoma, LLC	Delaware	100
SEA Eagle Ford, LLC	Texas	100
Armadillo Eagle Ford Holdings, Inc.(1)	Delaware	100
Armadillo E&P, Inc.	Delaware	100
NSE PEL570 LTD	Australia	100

(1)   Entity was dissolved subsequent to 31 December 2017.